BORROWING, FINANCING AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2022
BORROWING, FINANCING AND DEBENTURES
Schedule Of Detailed Information About Borrowing
	Reference
		2022	2021
Local currency:
Financing Agency for Studies and Projects FINEP		16,979	44,193
Debentures	A	1,913,204	1,922,732
Business Notes	B	519,044	-
Working capital – The Body Shop Operation	C	-	526,743
Working capital – Avon Operation		113,664	164,491
Working Capital - Natura &Co Luxemburgo operation	D	1,304,425	-
Notes – Avon (1)	E	1,421,272	4,255,958
Notes – Lux	F	3,130,732	-
Total in local currency		8,419,320	6,914,117

Foreign currency:
Notes	G	5,172,966	5,523,287
Resolution No. 4131/62		-	279,428
Total in foreign currency		5,172,966	5,802,715
Grand total		13,592,286	12,716,832

Current		331,151	945,069
Non-current		13,261,135	11,771,763

Debentures
Current		77,601	350,145
Non-current		1,835,603	1,572,587

(1)	Balance recognized at fair value at the time of the business combination with subsidiary Avon and subsequently measured at amortized cost.

Schedule Of Additional Information About Borrowings
Reference	Currency	Maturity	Charges	Effective interest rate	Guarantees
A	Brazilian Real	July 2027 to September 2032	CDI + 1.65%; CDI + 0.8%; IPCA + 6.8% and IPCA + 6.9% with bi-annual payments	CDI+1.65%, CDI+0.8%, CDI+1.34% and CDI+1.60%	Guarantee of Natura &Co Holding S.A.
B	Brazilian Real	September 2025	CDI interest + 1.55% with bi-annual payments	CDI +1.55%	Guarantee of Natura &Co Holding S.A.
C	Pounds	April 2024	Sonia + interest 2.9% p.a. with bi-annual payments	Sonia + interest 2.9% p.a.	“Corporate” guarantee from the Company until December 2021 and “Aval” guarantee from parent company Natura &Co Holding S.A. from January 2022.
D	US Dollar	November 2025	SOFR + 2.47% p.a. with bi-annual payments	SOFR + 2.47% p.a.	Guarantee Natura &Co Holding and Natura Cosméticos
E	US Dollar	March 2023 and March 2043	Interest of 6.45% of p.a. and 8.45% of p.a. with bi-annual payments	Interest of 6.45% of p.a. and 8.45% of p.a.	None
F	US Dollar	April 2029	Interest of 6.00% p.a. with bi-annual payments	Interest of 6.125% p.a.	Guarantee Natura &Co Holding and Natura Cosméticos
G	US Dollar	May 2028	Interest of 4.125% (with real cost equivalent to the CDI + 3.33% p.a. Considering the derivate contracted to hedge the variation of the associated cash flows) with bi-annual payments	CDI + 3.33%	Guarantee from Natura &Co Holding S.A.

Schedule Of Changes In Balances Of Borrowing
Balance as of December 31, 2020	13,822,913
New borrowing and financing (a)	6,425,565
Repayment (b)	(7,989,607)
Appropriation of financial charges, net of costs of new borrowing and financing	661,429
Financial charges payment	(783,935)
Exchange rate variation	252,190
Translation effects (OCI)	328,277
Balance as of December 31, 2021	12,716,832
New borrowing and financing (c)	8,557,507
Repayment (d)	(6,826,628)
Appropriation of financial charges, net of costs of new borrowing and financing	762,703
Financial charges payment	(808,976)
Exchange rate variation	(394,389)
Translation effects (OCI)	(414,763)
Balance as of December 31, 2022	13,592,286

a)	New borrowing and financing raised within the year ended December 31, 2021 basically refer to the offer carried out by the subsidiary Natura Cosméticos of the notes linked to the sustainability goals in the amount of USD 1 billion, approximately R$5.6 billion (see note 19.1.iii) and the new credit facility in the amount of one hundred million pounds (£100 million), approximately R$742 million, obtained by subsidiary The Body Shop (see note 19.1.ii));
b)	The repayment made during the year ended December 31, 2021 mainly refer to the early redemption of the subsidiary Natura Cosméticos's Notes in the amount of USD 750 million (corresponding to roughly R$4.0 billion, carried out in May 2021 (see note 19.1.ii)) and to the settlements of the 2nd series of the 7th issue of debentures in the amount of R$1,827 million and of the 2nd series of the 9th issue of debentures in the amount of R$308 million, both carried out in September 2021. In addition, on April 15, 2021, the Company and its subsidiary Natura Cosméticos redeemed the total principal amount due under their respective promissory notes, equivalent to R$500 million of the Company and R$250 million of the subsidiary Natura Cosméticos;
c)	New borrowing and financing during the year ended December 31, 2022 refer basically to: (i) utilization of a revolving credit facility in the principal amount of up to US$ 625 million by the subsidiary Natura &Co Luxemburgo; (ii) issue of debt securities by the subsidiary Natura &Co Luxembourg maturing on April 19, 2029 in the principal amount of US$600 million (approximately R$2,809 million), subject to interest of 6.00% per year, which are guaranteed by Natura &Co Holding and by the subsidiary Natura Cosméticos, (iii) issue of the 11th series of debentures in the amount of R$826 million, maturing in 2025 and issue of the 12th series of debentures in the amount of R$1,050 million, maturing between 2025 and 2032 by the subsidiary Natura Cosméticos (iv) issue of commercial notes by the subsidiary Natura Cosméticos in the amount of R$500 million due in 2025 and (v) new credit line in the total principal amount of US$250 million by the subsidiary Natura &Co Luxemburgo.

d)	The amortizations made in the year ended December 31, 2022 refer mainly to the: (i) early redemption of debt securities of the subsidiary Avon ("Notes"), (ii) the early redemption of the 9th and 10th series of debentures issued by the subsidiary Natura Cosméticos (iii) the early redemption of the credit line in the amount of £70 million from the indirect subsidiary The Body Shop and (iv) the refinancing of the credit line under Resolution 4131/62 of the subsidiary Natura Cosméticos.

Schedule Of Maturity Analysis For Noncurrent Borrowings
	2022	2021
2023	-	2,812,260
2024	-	2,249,609
2025 (2025 onwards for 2021)	1,763,902	6,709,894
2026 onwards	11,497,233	-
Total	13,261,135	11,771,763

Schedule of main features of the debentures
Debentures of the 12th Issue
Title	Contractual fee	Maturity	Total Amount	Number of Debentures
1st series	100% DI + 0.8%	09/14/2027	R$ 255,889	255,889
2nd series	IPCA +6.8%	09/14/2029	R$ 487,214	487,214
3rd series	IPCA + 6.9%	09/14/2032	R$ 306,897	306,897

Schedule of detailed information about Notes - Avon
Notes - Avon	Main US$	Main R$	Annual percentage interest rate	Maturity
Unguaranteed	216,085	1,127,467	8.45%	March 15, 2043